Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Percentage of revenue and accounts receivable

The following table summarizes customers who represent greater than 10% of the Company’s total revenue during the three and six months ended June 30, 2024, as well as customers who represent greater than 10% of the Company’s total accounts receivable as of June 30, 2024 and December 31, 2023:

	Percentage of Revenue				Percentage of Accounts Receivable
	Three Months Ended June 30,		Six Months Ended June 30,		June 30, 2024	December 31, 2023
	2024	2023	2024	2023
Customer A*	58%	35%	50%	34%	89%	43%
Customer B	18%	24%	20%	23%	N/A**	N/A**
Customer C	N/A**	17%	13%	18%	N/A**	31%
Customer D	N/A**	N/A**	11%	N/A**	N/A**	N/A**
Customer E	N/A**	24%	N/A**	26%	N/A**	26%

*Related party

**Less than 10% of total revenue or accounts receivable

Schedule of cash, cash equivalents and restricted cash reported

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the condensed consolidated statements of cash flows:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	$7,164	$3,332
Restricted cash	137	137
Total cash, cash equivalents and restricted cash	$7,301	$3,469

Schedule of estimated useful lives of property plant and equipment.

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated Useful Life
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life

Schedule of Balances from contracts with customers

Balances from contracts with customers for the six months ended June 30, 2024, consist of the following:

	End of Period	Beginning of Period
Accounts receivable (including $1,500 and $562 from related parties at June 30, 2024 and December 31, 2023, respectively)	$1,617	$1,341
Unbilled accounts receivable (including $735 and $267 from related parties at June 30, 2024 and December 31, 2023, respectively)	888	597
Deferred revenue	736	744

Balances from contracts with customers for the year ended December 31, 2023, consist of the following:

	End of Year	Beginning of Year
Accounts receivable (including $562 and $0 from related parties at December 31, 2023 and 2022, respectively)	$1,341	$600
Unbilled accounts receivable (including $267 and $534 from related parties at December 31, 2023 and 2022, respectively)	597	827
Deferred revenue	744	500

Schedule of Revenue from contracts with customers	Revenue from contracts with customers recognized for the three and six months ended June 30, 2024 and 2023 consist of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Point in time	$735	$—	$735	$—
Over time	1,266	1,432	2,484	2,944
Total	$2,001	$1,432	$3,219	$2,944

Zapata Computing, Inc. [Member]
Schedule of cash, cash equivalents and restricted cash reported

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31,
	2023	2022
Cash and cash equivalents	$3,332	$10,073
Restricted cash	137	137
Total cash, cash equivalents and restricted cash	$3,469	$10,210

Schedule of estimated useful lives of property plant and equipment.	Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated Useful Life
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life

Schedule of Balances from contracts with customers

Balances from contracts with customers for the year ended December 31, 2023, consist of the following:

	End of Year	Beginning of Year
Accounts receivable	$1,341	$600
Unbilled accounts receivable	597	827
Deferred revenue	744	500

Balances from contracts with customers for the year ended December 31, 2022, consist of the following:

	End of Year	Beginning of Year
Accounts receivable	$600	$938
Unbilled accounts receivable	827	33
Deferred revenue	500	821